Supplemental Data - Summary of Supplemental Cash Flow Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Interest paid	$ 21,180	$ 16,033	$ 18,997
Taxes paid	$ 6,494	$ 12,226	$ 18,600